Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
CIK	dei_EntityCentralIndexKey	0000912763
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 26, 2022
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Total Return Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLRAX
Federated Hermes Total Return Bond Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLRBX
Federated Hermes Total Return Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLRCX
Federated Hermes Total Return Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRKX
Federated Hermes Total Return Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRBX
Federated Hermes Total Return Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRFX
Federated Hermes Total Return Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRLX